FAIR VALUE MEASUREMENT - Total return swap contracts (Details) - TRS - shares	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Units outstanding	5,695,000
DSUs
Financial Instruments
Percent of stock units that were economically hedged	74.00%	90.00%
RSUs
Financial Instruments
Percent of stock units that were economically hedged	102.00%	84.00%